Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Acquisition and debt related costs	$ 4,534	$ 22,651
Net operating loss	270,467	222,702
Self-insurance	8,686	7,912
Deferred revenue	2,134	1,077
Other	8,156	5,736
Total deferred income tax assets	293,977	260,078
Deferred income tax liabilities:
Property and equipment	(245,418)	(199,836)
Goodwill	(28,242)	(21,028)
Amortization	(12,613)	(11,307)
Other	(8,593)	(4,146)
Total deferred income tax liabilities	(294,866)	(236,317)
Net deferred income tax (liabilities) assets	$ (889)	$ 23,761